S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Market Technology Acquisition Sponsor LLC [Member]	Jul. 09, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 15,000
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	6,666,667
Class B Ordinary Shares Upon Full Exercise of Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	7,666,667
Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 4,000,000
Securities Issued or to be Issued, Shares (in Shares) | shares	400,000
Private Units Upon Full Exercise of Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 4,300,000
Securities Issued or to be Issued, Shares (in Shares) | shares	430,000
Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,250,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10